VARIABLE INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO
DATED APRIL 30, 1997 SUPPLEMENT TO THE PROSPECTUS
Effective October 1, 1997, Steve Snider succeeds George Vanderheiden as manager of the equity investments of Asset Manager Portfolio, and the following information replaces the similar information found under the heading "FMR and Its Affiliates" in the "Charter" section.
Richard C. Habermann is vice president and lead manager of Asset Manager Portfolio, which he has managed since March 1996. He also manages several other Fidelity funds. Previously, Mr. Habermann was chief investment officer for Fidelity International, Ltd., from 1991 to 1993, and division head for international equities and director of international research, from 1993 to 1996. Mr. Habermann joined Fidelity in 1968.
Steve Snider is manager of Asset Manager Portfolio's equity investments, which he has managed since October 1997. He also manages the equity investments of another Fidelity fund and manages trust accounts for Fidelity Management Trust Company (FMTC). Mr. Snider joined Fidelity in 1992 as a quantitative analyst. Since then, he has worked as a manager and a vice president for FMTC.
Charles Morrison is manager of Asset Manager Portfolio's fixed-income investments, which he has managed since February 1997. He also manages several other Fidelity funds. Mr. Morrison joined Fidelity in 1987. John Todd is vice president of Asset Manager Portfolio and manager of its short-term and money market investments, which he has managed since December 1996. He also manages several other Fidelity funds. Mr. Todd joined Fidelity in 1981.

VARIABLE INSURANCE PRODUCTS FUND II:
ASSET MANAGER: GROWTH PORTFOLIO DATED
APRIL 30, 1997 SUPPLEMENT TO THE PROSPECTUS
Effective October 1, 1997, Steve Snider succeeds George Vanderheiden as manager of the equity investments of Asset Manager: Growth Portfolio, and the following information replaces the similar information found under the heading "FMR and Its Affiliates" in the "Charter" section.
Richard C. Habermann is vice president and lead manager of Asset
Manager: Growth Portfolio which he has managed since March 1996. He also manages several other Fidelity funds. Previously, Mr. Habermann was chief investment officer for Fidelity International, Ltd., from 1991 to 1993, and division head for international equities and director of international research, from 1993 to 1996. Mr. Habermann joined Fidelity in 1968.
Steve Snider is manager of Asset Manager: Growth Portfolio's equity investments, which he has managed since October 1997. He also manages the equity investments of another Fidelity fund and manages trust accounts for Fidelity Management Trust Company (FMTC). Mr. Snider joined Fidelity in 1992 as a quantitative analyst. Since then, he has worked as a manager and a vice president for FMTC.
Charles Morrison is manager of Asset Manager: Growth Portfolio's fixed-income investments, which he has managed since February 1997. He also manages several other Fidelity funds. Mr. Morrison joined Fidelity in 1987.
John Todd is vice president of Asset Manager: Growth Portfolio and manager of its short-term and money market investments, which he has managed since December 1996. He also manages several other Fidelity funds. Mr. Todd joined Fidelity in 1981.

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
APRIL 30, 1997 SUPPLEMENT TO THE PROSPECTUS
SHAREHOLDER MEETING. On or about November 19, 1997, a shareholder meeting will be held to consider the adoption of a sub-advisory agreement with Bankers Trust Company (BT), to consider amendments to the fund's present management contract and to consider another proposal. If shareholders of record on September 22, 1997 approve the sub-advisory agreement and the amended management contract, Fidelity Management & Research Company (FMR) would continue to serve as the fund's manager and investment adviser, but would delegate part of its duties to BT. As sub-advisor, BT would have day-to-day responsibilities for managing the fund's investments. BT would also provide custodial and securities lending services to the fund. FMR would be responsible for overseeing BT's performance and would retain its other management responsibilities, subject to oversight by the Board of Trustees. All other fund services, including shareholder account services, would be unchanged.
The proposed amendment to the fund's management contract with FMR would amend the contract to allow for the appointment of a sub-advisor to the fund and to reduce the management fee rate from an annual rate of 0.28% of the fund's average net assets to an annual rate of 0.24% of the fund's average net assets.
BT is a major institutional money manager and one of the nation's leading managers of index funds with over 20 years' experience in managing investments indexed to the S&P 500(registered trademark) and other indices. BT's commitment to the specialized area of index account management allows it to provide index fund portfolio management services at a lower cost than if FMR provided these services itself.
If you wish to receive a proxy statement, please call 1-800-843-3001.


VARIABLE INSURANCE
PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III:
HIGH INCOME, EQUITY-INCOME, OVERSEAS, GROWTH, ASSET MANAGER, ASSET
MANAGER: GROWTH, INDEX 500, CONTRAFUND, BALANCED, GROWTH & INCOME, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND PORTFOLIOS
DATED APRIL 30, 1997
SUPPLEMENT TO THE PROSPECTUS
Effective October 1, 1997, Steve Snider succeeds George Vanderheiden as manager of the equity investments of Asset Manager Portfolio and Asset Manager: Growth Portfolio, and the following information replaces the similar information found under the heading "FMR and Its Affiliates" in the "Charter" section.
Richard C. Habermann is vice president and lead manager of VIPII:
Asset Manager Portfolio and Asset Manager: Growth Portfolio. He has managed the funds since March 1996. He also manages several other Fidelity funds. Previously, Mr. Habermann was chief investment officer for Fidelity International, Ltd., from 1991 to 1993, and division head for international equities and director of international research, from 1993 to 1996. Mr. Habermann joined Fidelity in 1968.
Steve Snider is manager of the equity investments of VIP II: Asset Manager Portfolio and Asset Manager: Growth Portfolio, which he has managed since October 1997. He also manages trust accounts for Fidelity Management Trust Company (FMTC). Mr. Snider joined Fidelity in 1992 as a quantitative analyst. Since then, he has worked as a manager and a Vice President for FMTC.
Barry Jay Coffman is manager and vice president of VIP: High Income Portfolio, which he has managed since August 1990. Mr. Coffman also assists on Fidelity Puritan Fund. Previously, he served as an assistant manager and analyst for the high yield bond group. Before joining Fidelity in 1986, Mr. Coffman was an analyst for Equitable Capital Management and was a senior auditor at Arthur Anderson & Company.
William Danoff is manager and vice president of VIP II: Contrafund Portfolio, which he has managed since January 1995. Mr. Danoff also manages Fidelity Contrafund, which he has managed since October 1990. Previously, he managed Select Retailing Portfolio and assisted on Magellan. Mr. Danoff joined Fidelity in 1986 as an equity analyst. Stephen Petersen is Vice President and manager of VIP: Equity Income Portfolio, which he has managed since January 1997. He also manages Fidelity Balanced Fund, which he has managed since March 1996 and is Vice President and manager of Fidelity Equity-Income Fund, which he has managed since July 1993. Since joining Fidelity in 1980, Mr. Petersen has worked as an analyst and manager.
Jennifer Uhrig is Vice President and manager of VIP: Growth Portfolio, which she has managed since January 1997. She also manages Advisor Equity Growth Fund, which she has managed since January 1997. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.
Richard R. Mace, Jr. is manager and vice president of VIP: Overseas Portfolio which he has managed since March 1996. He is also manager of Fidelity Overseas Fund, Fidelity Advisor Overseas Fund, Fidelity Advisor Annuity Overseas Fund, Fidelity Global Balanced Fund, and Fidelity International Value Fund. Previously, he managed Fidelity International Growth & Income Fund, Select Transportation, Select Industrial Materials and Select Chemical Portfolios. Mr. Mace joined Fidelity in August 1987.
George A. Vanderheiden is manager and vice president of VIP III:
Growth Opportunities Portfolio, which he has managed since January 1995. Mr. Vanderheiden also manages Advisor Growth Opportunities, Destiny I and Destiny II, and the equity investments of Asset Manager, Asset Manager: Growth, and Asset Manager: Income Fund. He is a managing director of FMR Corp., and leader of the growth group. Mr. Vanderheiden joined Fidelity in 1971.
Charles Morrison is manager of the fixed-income investments of VIP II:
Asset Manager Portfolio and Asset Manager: Growth Portfolio, which he has managed since February 1997. He also manages several other Fidelity funds. Prior to joining Fidelity in 1987, Mr. Morrison has worked as an analyst and manager.
Beth Terrana is manager and vice president of VIP III: Growth & Income Portfolio, which she has managed since the fund commenced operations. She also manages Fidelity Fund. Since joining Fidelity in 1983, Ms. Terrana has worked as a portfolio manager.
Bettina Doulton is lead manager and vice president of VIP III:
Balanced Portfolio which she has managed since March 1996. Ms. Doulton also manages Fidelity Advisor Balanced Fund and co-manages Fidelity Puritan Fund. She previously managed Fidelity Value Fund, Fidelity Advisor Equity-Income Fund, VIP: Equity-Income Portfolio and Fidelity select Automotive Portfolio. Ms. Doulton joined Fidelity in 1986. Kevin E. Grant is manager of VIP: Investment Grade Bond Portfolio, which he has managed since February 1997, and is vice president of the VIP III: Balanced Portfolio and manager of its fixed-income investments since March 1996. He co-manages Fidelity Advisor Balanced Fund, Fidelity Balanced Fund, Fidelity Puritan Fund, and Fidelity Advisor Strategic Income Fund. He also manages Fidelity Ginnie Mae Fund, Fidelity Mortgage Securities Fund, Fidelity Advisor Limited Term Bond Fund and Spartan Ginnie Mae Fund. Mr. Grant joined Fidelity in 1993 as manager of Fidelity Mortgage Securities Fund. He is a former vice president and chief strategist for mortgage-backed securities at Morgan Stanley. Previously, Mr. Grant served as an investment director at Aetna Bond Investors.
John Todd is vice president and manager of the short-term and money market investments of VIP II: Asset Manager Portfolio and VIP II:
Asset Manager: Growth Portfolio, which he has managed since December 1996. He also manages several other Fidelity funds. Mr. Todd joined Fidelity in 1981.
The following information supplements information found under the heading "FMR and Its Affiliates" in the "Charter" section.
John Avery is associate manager of VIP III: Balanced Portfolio, which he has managed since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
The following information supplements the disclosure found under the section "Investment Principles and Risks" in the Portfolios' Prospectus.
Fidelity Management & Research Company normally invests each fund's assets according to its investment strategy. High Income, Equity-Income, Growth, Overseas, Asset Manager, Asset Manager: Growth, Index 500, Contrafund, Balanced, Growth & Income and Growth Opportunities Portfolios also reserve the right to invest without limitation in preferred stocks and investment-grade bond debt instruments for temporary, defensive purposes.
Investment Grade Bond Portfolio reserves the right to invest without limitation in investment-grade money market instruments or short-term debt instruments for temporary, defensive purposes.
The following information supplements disclosure for Index 500 portfolio.
SHAREHOLDER MEETING. On or about November 19, 1997, a shareholder meeting will be held to consider the adoption of a sub-advisory agreement with Bankers Trust Company (BT), to consider amendments to the fund's present management contract and to consider another proposal. If shareholders of record on September 22, 1997 approve the sub-advisory agreement and the amended management contract, Fidelity Management & Research Company (FMR) would continue to serve as the fund's manager and investment adviser, but would delegate part of its duties to BT. As sub-advisor, BT would have day-to-day responsibilities for managing the fund's investments. BT would also provide custodial and securities lending services to the fund. FMR would be responsible for overseeing BT's performance and would retain its other management responsibilities, subject to oversight by the Board of Trustees. All other fund services, including shareholder account services, would be unchanged.
The proposed amendment to the fund's management contract with FMR would amend the contract to allow for the appointment of a sub-advisor to the fund and to reduce the management fee rate from an annual rate of 0.28% of the fund's average net assets to an annual rate of 0.24% of the fund's average net assets.
BT is a major institutional money manager and one of the nation's leading managers of index funds with over 20 years' experience in managing investments indexed to the S&P 500(registered trademark) and other indices. BT's commitment to the specialized area of index account management allows it to provide index fund portfolio management services at a lower cost than if FMR provided these services itself.
If you wish to receive a proxy statement, please call 1-800-843-3001.